Property and Equipment	12 Months Ended
Dec. 31, 2024
Angel Studios, Inc. CIK: 0001671941
Property, Plant and Equipment [Line Items]
Property and Equipment
2.	Property and Equipment

Property and equipment consisted of the following as of December 31:

	2024	2023
Computer equipment	$1,685,254	$1,630,746
Leasehold improvements	454,082	420,903
Computer software	545,255	386,035
Furniture and fixtures	355,764	355,764
Production equipment	280,512	275,513
Warehouse equipment	106,856	57,936
	3,427,723	3,126,897
Less accumulated depreciation and amortization	(2,648,796)	(1,914,841)
	$778,927	$1,212,056

Depreciation and amortization expense on property and equipment for the years ended December 31, 2024, 2023 and 2022 was $0.7 million, $0.7 million and $0.5 million, respectively.